FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance expense:
Long-term debt (other than lease liabilities)	$ 100.2	$ 105.1
Lease liabilities	21.4	23.3
Royalty obligations	9.8	10.0
Employee benefits obligations	6.5	5.6
Other	13.7	15.5
Borrowing costs capitalized	(2.9)	(3.6)
Finance expense	148.7	155.9
Finance income:
Loans and investment in finance leases	(10.6)	(8.3)
Other	(2.5)	(3.2)
Finance income	(13.1)	(11.5)
Finance expense – net	$ 135.6	$ 144.4